Investment Securities, Held-to-maturity Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	$ 283	$ 3,327
More than 12 months - Fair value	2,703	258
Fair Value	2,986	3,585
Held-to-maturity, allowance for credit loss	0	0
Held to maturity securities on non-accrual status	0	0
Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 months - Gross Unrecognized Loss	3	206
More than 12 months - Gross Unrecognized Loss	133	11
Gross Unrecognized Losses	136	217
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	283	3,327
More than 12 months - Fair value	2,703	258
Fair Value	2,986	3,585
Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 months - Gross Unrecognized Loss	3	206
More than 12 months - Gross Unrecognized Loss	133	11
Gross Unrecognized Losses	$ 136	$ 217